UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stratix Asset Management, LP

Address:  280 Park Avenue, 24th Floor
          New York, New York


13F File Number: 028-11260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ed Grinacoff
Title:    Chief Financial Officer
Phone:    212-878-8980


Signature, Place and Date of Signing:

/s/ Ed Grinacoff              New York, New York            February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total:  $315,710
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F  File Number           Name

(1)       028-12014             The Stratix Master Fund


                                                    FORM 13F INFORMATION TABLE

                                                   Stratix Asset Management, LP
                                                         December 31, 2006

COLUMN 1                        COLUMN  2         COLUMN 3     COLUMN 4            COLUMN 5    COLUMN 6  COLUMN 7    COLUMN 8

                                TITLE                          VALUE    SHRS OR   SH/  PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN  CALL   DISCRETION  MGRS  SOLE  SHARED    NONE
--------------                  --------          -----       --------  -------   ---  ----   ----------  ----  ----  ------    ----
ACTIONS SEMICONDUCTOR CO LTD    ADR               00507E107    12,164   1,465,560 SH          SHARED      (1)         1,465,560
ADOBE SYSTEMS INC               COM               00724F101     2,262      55,000 SH          SHARED      (1)            55,000
ADVANCED MICRO DEVICES INC      COM               007903107     1,931       3,750 SH   PUT    SHARED      (1)             3,750
AKAMAI TECHNOLOGIES INC         COM               00971T101       531      10,000 SH          SHARED      (1)            10,000
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106     3,542     113,500 SH          SHARED      (1)           113,500
APPLE COMPUTER INC              COM               037833100       338         500 SH   CALL   SHARED      (1)               500
APPLE COMPUTER INC              COM               037833100       395       1,000 SH   CALL   SHARED      (1)             1,000
APPLE COMPUTER, INC             COM               037833100    43,259     509,891 SH          SHARED      (1)           509,891
ASML HLDG NV                    N Y SHS           N07059111       485      19,700 SH          SHARED      (1)            19,700
ATHEROS COMMUNICATIONS INC      COM               04743P108       213      10,000 SH          SHARED      (1)            10,000
AXCELIS TECHNOLOGIES INC        COM               054540109       309      53,000 SH          SHARED      (1)            53,000
BROADCOM CORP                   CL A              111320107     2,679      82,928 SH          SHARED      (1)            82,928
BUSINESS OBJECTS S A            SPONSORED ADR     12328X107    56,962   1,443,907 SH          SHARED      (1)         1,443,907
CABLEVISION SYS CORP            CL A NY CABLVS    12686C109       849      29,800 SH          SHARED      (1)            29,800
CHINA MED TECHNOLOGIES INC      SPONSORED ADR     169483104       406      15,000 SH          SHARED      (1)            15,000
CHIPOTLE MEXICAN GRILL INC      CL A              169656105     2,822      49,500 SH          SHARED      (1)            49,500
COGNOS INC                      COM               19244C109     4,884     115,027 SH          SHARED      (1)           115,027
CORNING INC                     COM               219350105     1,123      60,000 SH          SHARED      (1)            60,000
CTRIP COM INTL LTD              ADR               22943F100     1,091      17,500 SH          SHARED      (1)            17,500
DIVX INC                        COM               255413106       301      13,055 SH          SHARED      (1)            13,055
DOUBLE-TAKE SOFTWARE INC        COM               258598101       386      30,000 SH          SHARED      (1)            30,000
ENERGY CONVERSION DEVICES IN    COM               292659109     2,152      63,340 SH          SHARED      (1)            63,340
ENSCO INTL INC                  COM               26874Q100     1,151      23,000 SH          SHARED      (1)            23,000
FAIRCHILD SEMICONDUCTOR INTL    COM               303726103       252      15,000 SH          SHARED      (1)            15,000
FOCUS MEDIA HLDG LTD            SPONSORED ADR     34415V109     3,478      52,387 SH          SHARED      (1)            52,387
GLOBALSANTAFE CORP              SHS               G3930E101     1,293      22,000 SH          SHARED      (1)            22,000
GOOGLE INC                      CL A              38259P508    18,373      39,900 SH          SHARED      (1)            39,900
GOOGLE INC                      CL A              38259P508        61          50 SH   CALL   SHARED      (1)                50
GOOGLE INC                      CL A              38259P508       296         150 SH   CALL   SHARED      (1)               150
HYPERION SOLUTIONS CORP         COM               44914M104     3,235      90,000 SH          SHARED      (1)            90,000
ICONIX BRAND GROUP INC          COM               451055107       242      12,500 SH          SHARED      (1)            12,500
INTEL CORP                      COM               458140100        38       1,000 SH   PUT    SHARED      (1)             1,000
INTEL CORP                      COM               458140100       258       1,000 SH   PUT    SHARED      (1)             1,000
INTEL CORP                      COM               458140100       506      25,000 SH          SHARED      (1)            25,000
INTERNATIONAL BUSINESS MACHS    COM               459200101    15,991     164,600 SH          SHARED      (1)           164,600
JABIL CIRCUIT INC               COM               466313103       368      15,000 SH          SHARED      (1)            15,000
LAM RESEARCH CORP               COM               512807108       253       5,000 SH          SHARED      (1)             5,000
LCC INTERNATIONAL INC           CL A              501810105       152      37,500 SH          SHARED      (1)            37,500
LINKTONE LTD                    ADR               535925101       124      23,927 SH          SHARED      (1)            23,927
LSI LOGIC CORP                  COM               502161102       360      40,000 SH          SHARED      (1)            40,000
MARVELL TECHNOLOGY GROUP LTD    ORD               G5876H105       576      30,000 SH          SHARED      (1)            30,000
MEMC ELECTR MATLS INC           COM               552715104     3,491      89,200 SH          SHARED      (1)            89,200
MICROTUNE INC DEL               COM               59514P109       151      32,156 SH          SHARED      (1)            32,156
MONSTER WORLDWIDE INC           COM               611742107     2,887      61,904 SH          SHARED      (1)            61,904
NATIONAL SEMICONDUCTOR CORP     COM               637640103     1,816      80,000 SH          SHARED      (1)            80,000
NOBLE CORPORATION               SHS               G65422100     1,523      20,000 SH          SHARED      (1)            20,000
NOVATEL WIRELESS INC            COM NEW           66987M604       484      50,000 SH          SHARED      (1)            50,000
NOVELLUS SYS INC                COM               670008101        25         500 SH   PUT    SHARED      (1)               500
NOVELLUS SYS INC                COM               670008101       586       3,780 SH   PUT    SHARED      (1)             3,780
NUCOR CORP                      COM               670346105       547      10,000 SH          SHARED      (1)            10,000
NVIDIA CORP                     COM               67066G104     4,115     111,178 SH          SHARED      (1)           111,178
NVIDIA CORP                     COM               67066G104        56         200 SH   CALL   SHARED      (1)               200
ON SEMICONDUCTOR CORP           COM               682189105     7,021     927,478 SH          SHARED      (1)           927,478
OPLINK COMMUNICATIONS INC       COM NEW           68375Q403       472      22,955 SH          SHARED      (1)            22,955
PENNEY J C INC                  COM               708160106        53         150 SH   PUT    SHARED      (1)               150
PENNEY J C INC                  COM               708160106       154         350 SH   PUT    SHARED      (1)               350
POWER INTEGRATIONS INC          COM               739276103     2,783     118,670 SH          SHARED      (1)           118,670
QLOGIC CORP                     COM               747277101       809      36,929 SH          SHARED      (1)            36,929
QUALCOMM INC                    COM               747525103     1,512      40,000 SH          SHARED      (1)            40,000
QUALCOMM INC                    COM               747525103        81         150 SH   CALL   SHARED      (1)               150
SALESFORCE COM INC              COM               79466L302     2,442      67,000 SH          SHARED      (1)            67,000
SANDISK CORP                    COM               80004C101     3,126      72,650 SH          SHARED      (1)            72,650
SILICON IMAGE INC               COM               82705T102     2,788     219,166 SH          SHARED      (1)           219,166
SIRF TECHNOLOGY HLDG INC        COM               82967H101     4,135     162,042 SH          SHARED      (1)           162,042
SPRINT NEXTEL CORP              COM FON           852061100     1,360      72,000 SH          SHARED      (1)            72,000
SUNOCO INC                      COM               86764P109    14,517     232,800 SH          SHARED      (1)           232,800
SUNOCO INC                      COM               86764P109       228         500 SH   CALL   SHARED      (1)               500
SUNOCO INC                      COM               86764P109       198         600 SH   CALL   SHARED      (1)               600
SUPERTEX INC                    COM               868532102     1,570      40,000 SH          SHARED      (1)            40,000
TESORO CORP                     COM               881609101    17,955     273,000 SH          SHARED      (1)           273,000
THQ INC                         COM NEW           872443403       488      15,000 SH          SHARED      (1)            15,000
TIB FINL CORP                   COM               872449103       883      50,500 SH          SHARED      (1)            50,500
VALERO ENERGY CORP NEW          COM               91913Y100    23,431     458,000 SH          SHARED      (1)           458,000
VERIGY LTD                      SHS               Y93691106    16,465     927,600 SH          SHARED      (1)           927,600
WAL MART STORES INC             COM               931142103    10,852     235,000 SH          SHARED      (1)           235,000
WESTERN DIGITAL CORP            COM               958102105       434      21,200 SH          SHARED      (1)            21,200




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